Financial Instruments - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non derivative financial liabilities
Short-term secured borrowings	$ 503,700	$ 453,000
Lease liabilities	7,160	11,380
Secured Borrowings
Non derivative financial liabilities
Short-term secured borrowings	503,700	453,000	$ 369,300
Not later than Six months
Non derivative financial liabilities
Short-term secured borrowings	504,061	453,324
Lease liabilities	2,788	3,089
Guarantee deposits	1,006	35,922
Total	511,934	496,617
Not later than Six months | Unsecured Borrowings
Non derivative financial liabilities
Long-term unsecured borrowings (including current portion)	4,079	4,282
Later than six months and not later than one year
Non derivative financial liabilities
Short-term secured borrowings	0	0
Lease liabilities	1,062	1,700
Guarantee deposits	0	20,265
Total	5,006	26,098
Later than six months and not later than one year | Unsecured Borrowings
Non derivative financial liabilities
Long-term unsecured borrowings (including current portion)	3,944	4,133
Later than one year and not later than two years
Non derivative financial liabilities
Lease liabilities	1,621	4,142
Guarantee deposits		562
Total	9,212	12,670
Later than one year and not later than two years | Unsecured Borrowings
Non derivative financial liabilities
Long-term unsecured borrowings (including current portion)	7,591	7,966
Later than two years and not later than five years
Non derivative financial liabilities
Lease liabilities	1,978	2,766
Guarantee deposits		0
Total	22,505	24,791
Later than two years and not later than five years | Unsecured Borrowings
Non derivative financial liabilities
Long-term unsecured borrowings (including current portion)	20,527	22,025
Later than five years
Non derivative financial liabilities
Short-term secured borrowings	0	0
Lease liabilities	0	0
Guarantee deposits	0	0
Total	4,604	11,070
Later than five years | Unsecured Borrowings
Non derivative financial liabilities
Long-term unsecured borrowings (including current portion)	4,604	11,070
Contractual cash flows
Non derivative financial liabilities
Short-term secured borrowings	504,061	453,324
Lease liabilities	7,449	11,697
Guarantee deposits	1,006	56,749
Total	553,261	571,246
Contractual cash flows | Unsecured Borrowings
Non derivative financial liabilities
Long-term unsecured borrowings (including current portion)	$ 40,745	$ 49,476